Business combinations - Additional information - Zarplata (Details) - RUB (₽) ₽ in Thousands			12 Months Ended
	Mar. 31, 2021	Dec. 25, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2022	Feb. 28, 2021
Disclosure of detailed information about business combination [line items]
Amount of write-off of tax risks (other than income tax) and related indemnity				₽ 91,461
Zarplata
Disclosure of detailed information about business combination [line items]
Intangible assets		₽ 1,094,227
Trade and other receivables		6,746
Gross amount of trade receivables		8,760
Provision for tax risks		586,100	₽ 207,062	432,626
Amount of write-off of tax risks (other than income tax) and related indemnity			138,964
Indemnification asset		₽ 186,473	47,884	117,844
Revenue from continuing operations					₽ 9,062,000
Profit before tax from continuing operations					₽ 2,562,000
Seller's imbursement period for losses incurred, suffered or sustained due to tax risks		4 years
Consideration payable
Contingent consideration paid which is subject to customary closing conditions	₽ 216,764
Consideration payable as at acquisition date		₽ 216,764	109,377	177,503			₽ 17,000
Consideration payable, undiscounted values		203,796	₽ 111,570	₽ 185,111		₽ 68,183
Consideration payable over 4-year period		₽ 187,942
Timing of cash outflows for contingent liabilities		4 years
Software, trademarks, client base, CV database | Zarplata
Disclosure of detailed information about business combination [line items]
Intangible assets		₽ 1,094,227